Deferred Costs and Deferred Revenues - Schedule of Deferred Costs and Deferred Revenues (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Costs and Deferred Revenues [Abstract]
Deferred contract costs	$ 57,392	$ 68,427
Deferred Revenues	$ 142,340	$ 201,762	$ 185,002